Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	R$ 10,825,421	R$ 10,069,468
Additions / Impairment	144,087	337,040
Depreciation	(574,029)	(580,243)
Loss on disposal	(32,234)	(10,458)
Transfers	1,877	(486)
Business combination effects (Note 1.2)		1,187,108
Reclassi-fication	(1,848,425)	(177,008)
Property, plant and equipment, ending	8,516,697	10,825,421
Financing and debentures costs	R$ 2,820	R$ 2,355
Financing and debenture average rate	0.049%	0.051%
In Service [Member] | Reservoirs Dams And Aqueducts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	R$ 3,132,338	R$ 3,274,774
Additions / Impairment	0	0
Depreciation	(137,424)	(142,902)
Loss on disposal	(2,852)	(14)
Transfers	13,078	480
Business combination effects (Note 1.2)		0
Reclassi-fication	(1,021,703)	0
Property, plant and equipment, ending	1,983,437	3,132,338
In Service [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	6,702,720	5,890,366
Additions / Impairment	29,258	0
Depreciation	(388,447)	(389,646)
Loss on disposal	(6,992)	(2,475)
Transfers	196,068	283,777
Business combination effects (Note 1.2)		1,139,428
Reclassi-fication	(993,602)	(218,730)
Property, plant and equipment, ending	5,539,005	6,702,720
In Service [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	832,663	841,252
Additions / Impairment	0	0
Depreciation	(35,563)	(36,707)
Loss on disposal	(13,341)	(517)
Transfers	32,125	37,804
Business combination effects (Note 1.2)		0
Reclassi-fication	(350,462)	(9,169)
Property, plant and equipment, ending	465,422	832,663
In Service [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	429,764	451,524
Additions / Impairment	0	0
Depreciation	(12,027)	(10,173)
Loss on disposal	(7,272)	(647)
Transfers	16,337	4,109
Business combination effects (Note 1.2)		0
Reclassi-fication	(96,890)	(15,049)
Property, plant and equipment, ending	329,912	429,764
In Service [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	1,936	2,342
Additions / Impairment	0	0
Depreciation	(489)	(458)
Loss on disposal	(8)	(1)
Transfers	701	53
Business combination effects (Note 1.2)		0
Reclassi-fication	(2)	0
Property, plant and equipment, ending	2,138	1,936
In Service [Member] | Furniture And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	5,726	6,136
Additions / Impairment	0	0
Depreciation	(549)	(603)
Loss on disposal	(287)	(393)
Transfers	948	689
Business combination effects (Note 1.2)		5
Reclassi-fication	(269)	(108)
Property, plant and equipment, ending	5,569	5,726
In Service [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	(674,077)	(785,205)
Additions / Impairment	(27,755)	174,500
Depreciation	0	0
Loss on disposal	0	0
Transfers	0	(171,504)
Business combination effects (Note 1.2)		0
Reclassi-fication	701,832	108,132
Property, plant and equipment, ending	0	(674,077)
In Service [Member] | Special Obligations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	(6,367)	(418)
Additions / Impairment	0	0
Depreciation	470	246
Loss on disposal	0	0
Transfers	(12,703)	(6,297)
Business combination effects (Note 1.2)		0
Reclassi-fication	58	102
Property, plant and equipment, ending	(18,542)	(6,367)
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	10,424,703	9,680,771
Additions / Impairment	1,503	174,500
Depreciation	(574,029)	(580,243)
Loss on disposal	(30,752)	(4,047)
Transfers	246,554	149,111
Business combination effects (Note 1.2)		1,139,433
Reclassi-fication	(1,761,038)	(134,822)
Property, plant and equipment, ending	8,306,941	10,424,703
In Progress [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	(14,879)	(186,383)
Additions / Impairment	0	0
Depreciation	0	0
Loss on disposal	0	0
Transfers	0	171,504
Business combination effects (Note 1.2)		0
Reclassi-fication	0	0
Property, plant and equipment, ending	(14,879)	(14,879)
In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	415,597	575,080
Additions / Impairment	142,584	162,540
Depreciation	0	0
Loss on disposal	(1,482)	(6,411)
Transfers	(244,677)	(321,101)
Business combination effects (Note 1.2)		47,675
Reclassi-fication	(87,387)	(42,186)
Property, plant and equipment, ending	224,635	415,597
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipments, beginning	400,718	388,697
Additions / Impairment	142,584	162,540
Depreciation	0	0
Loss on disposal	(1,482)	(6,411)
Transfers	(244,677)	(149,597)
Business combination effects (Note 1.2)		47,675
Reclassi-fication	(87,387)	(42,186)
Property, plant and equipment, ending	R$ 209,756	R$ 400,718